Financial Risk and Insurance Management - Summary of Interest Rates Affected on Profit or loss (Detail) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Interest Rate Reflected On Profit Or Loss [Line Items]
Profit (loss) for the year	S/ 110,900	S/ 123,958	S/ (214,344)
Interest rate risk [member] | 5% Decrease In Interest Rate [Member]
Disclosure Of Interest Rate Reflected On Profit Or Loss [Line Items]
Profit (loss) for the year	S/ 103,668	165,270
Fluactaion in interest rate %	5.00%
Interest rate risk [member] | 10% Decrease In Interest Rate [Member]
Disclosure Of Interest Rate Reflected On Profit Or Loss [Line Items]
Profit (loss) for the year	S/ 207,337	330,642
Fluactaion in interest rate %	10.00%
Interest rate risk [member] | 5% Increase In Interest Rate [Member]
Disclosure Of Interest Rate Reflected On Profit Or Loss [Line Items]
Profit (loss) for the year	S/ (103,668)	(165,167)
Fluactaion in interest rate %	5.00%
Interest rate risk [member] | 10% Increase In Interest Rate [Member]
Disclosure Of Interest Rate Reflected On Profit Or Loss [Line Items]
Profit (loss) for the year	S/ (207,337)	S/ (330,232)
Fluactaion in interest rate %	10.00%